Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Purchase commitment	$ 4.4	$ 8.2
Standby Letters of Credit
Loss Contingencies [Line Items]
Letters of credit outstanding	0.0	0.0
Line of credit facility, maximum borrowing capacity	$ 5.7	$ 7.4